10-Q Commitment and Contingencies - Leases (Narrative) (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($) renewal_option	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	May 24, 2023 USD ($)	Sep. 23, 2022 USD ($)	Jan. 19, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Number of renewal options | renewal_option	5
Renewal term	1 year							2 years	5 years
Lease term	4 years						39 months	5 years	5 years
Total minimum payments	$ 1,700,000	$ 4,217,871		$ 4,217,871		$ 3,502,273	$ 1,100,000	$ 800,000	$ 1,400,000
Discount rate	19.00%						19.00%	19.00%	19.00%
Weighted average remaining lease term		3 years 7 months 6 days		3 years 7 months 6 days		4 years 2 months 12 days
Right of use assets		$ 3,718,370		$ 3,718,370		$ 3,241,705				$ 0
Lease liability		$ 590,764		$ 590,764		$ 347,131				$ 0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses		Accrued expenses		Accrued expenses				Accrued expenses
Lease liability, noncurrent		$ 2,460,026		$ 2,460,026		$ 2,058,734
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other long-term liabilities		Other long-term liabilities		Other long-term liabilities
Lease cost		$ 349,406	$ 157,467	$ 669,846	$ 314,012	$ 717,502
Cost of Sales
Lessee, Lease, Description [Line Items]
Lease cost		154,982	99,336	298,839	205,272	442,202
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Lease cost		$ 194,424	$ 58,131	$ 371,007	$ 108,740	$ 275,299